Investments in Securities - Schedule of Investments in Securities Using Predominantly Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	$ 404,336
Investments in securities, at end of period	379,268	$ 404,336
Measured using predominantly unobservable inputs | Debt And Equity Securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	1,253	1,193
Gains/(losses) recognised in other comprehensive income	45	(42)
Purchases	329	340
Sales	(60)	(237)
Other movements	(62)	(1)
Investments in securities, at end of period	$ 1,505	$ 1,253